CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 8,744	¥ 60,871	¥ 8,908
Restricted cash	3,663	25,500	38,000
Accounts and bills receivable, net	3,873	26,960	22,627
Inventories	3,388	23,584	24,675
Advance to suppliers	902	6,277	5,694
Prepayments and other receivables	152	1,058	1,068
Deferred tax assets - current	182	1,266	1,195
Total current assets	20,904	145,516	102,167
Property, plant and equipment, net	43,472	302,642	331,168
Construction in progress	0	0	366
Lease prepayments, net	2,264	15,762	16,296
Advance to suppliers - long term, net	221	1,542	1,542
Deferred tax assets - non current	73	509	3,143
Total assets	66,934	465,971	454,682
Current liabilities
Short-term borrowings	9,337	65,000	64,950
Due to related parties	17,136	119,297	114,692
Accounts payables	2,806	19,532	20,750
Notes payable	5,889	41,000	48,000
Advance from customers	748	5,204	1,859
Accrued expenses and other payables	783	5,454	5,072
Total current liabilities	36,699	255,487	255,323
Deferred tax liabilities	329	2,290	2,528
Total liabilities	37,028	257,777	257,851
Shareholders' equity
Registered capital (of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	1,914	13,323	13,323
Additional paid-in capital	44,803	311,907	311,907
Statutory reserve	5,378	37,441	37,441
Retained earnings	(22,310)	(155,317)	(166,680)
Cumulative translation adjustment	121	840	840
Total shareholders' equity	29,906	208,194	196,831
Total equity	29,906	208,194	196,831
Total liabilities and equity	$ 66,934	¥ 465,971	¥ 454,682